Net Income/(Loss) Per Share (Basic and Diluted Net Income/ (Loss) Per Share) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2013 CNY	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Numerator:
Net income		$ 30,087	186,653	155,801	170,717
Net loss/(income) attributable to the noncontrolling interest		(123)	(763)	32	0
Deemed dividend to Series E preferred shareholders	(265,032)	0	0	(265,032)	0
Income allocated to participating preferred shareholders		(114)	(708)	0	(166,764)
Numerator for basic net income/(loss) per share		29,850	185,182	(109,199)	3,953
Dilutive effect of Preferred Shares			708	0	166,764
Numerator for diluted net income/(loss) per share			185,890	(109,199)	170,717
Denominator:
Denominator for basic net income/(loss) per share-weighted average ordinary shares outstanding		83,891,097	83,891,097	5,319,527	2,027,680
Dilutive effect of share options		10,214,095	10,214,095	0	13,758,942
Dilutive effect of Preferred Shares		320,631	320,631	0	85,544,502
Denominator for diluted net income/(loss) per share-weighted average ordinary shares outstanding		94,425,823	94,425,823	5,319,527	101,331,124
Basic net income/(loss) per share		$ 0.36	2.21	(20.53)	1.95
Diluted income/(loss) per share		$ 0.32	1.97	(20.53)	1.68